Employee plans	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Employee plans	Employee plans
Stock plans Under stockholder approved stock-based plans, stock options, stock appreciation rights, restricted stock and restricted stock units may be granted to officers, directors and other key employees. At December 31, 2024, 8.2 million shares of unissued common stock of the company were available for granting under these plans.
As of December 31, 2024, the company has granted restricted stock and restricted stock units under these plans. The company recognizes compensation cost, net of a forfeiture rate, in selling, general and administrative expense, and recognizes compensation cost only for those awards expected to vest. The company estimates the forfeiture rate based on its historical experience and its expectations about future forfeitures.
During the years ended December 31, 2024, 2023 and 2022, the company recorded $21.2 million, $17.2 million and $20.0 million of share-based restricted stock and restricted stock unit compensation expense, respectively.
Restricted stock and restricted stock unit awards may contain time-based units, performance-based units, total shareholder return market-based units, or a combination of these units. Each performance-based and market-based unit will vest into zero to two shares depending on the degree to which the performance or market conditions are met. Compensation expense for performance-based awards is recognized as expense ratably for each installment from the date of grant until the date the restrictions lapse and is based on the fair market value at the date of grant and the probability of achievement of the specific performance-related goals. Compensation expense for market-based awards is recognized as expense ratably over the measurement period, regardless of the actual level of achievement, provided the service requirement is met. Restricted stock unit grants for the company’s directors vest upon award and compensation expense for such awards is recognized upon grant.
A summary of restricted stock and restricted stock unit (RSU) activity for the year ended December 31, 2024 follows (shares in thousands):

	Restricted Stock and RSU	Weighted-Average Grant-Date Fair Value
Outstanding at December 31, 2023	4,758	$9.27
Granted	2,794	6.53
Vested	(1,590)	11.61
Forfeited and expired	(257)	7.55
Outstanding at December 31, 2024	5,705	6.26
The aggregate weighted-average grant-date fair value of restricted stock and restricted stock units granted during the years ended December 31, 2024, 2023 and 2022 was $19.3 million, $17.1 million and $27.0 million, respectively. The fair value of restricted stock and restricted stock units with time and performance conditions is determined based on the trading price of the company’s common shares on the date of grant. The fair value of awards with market conditions is estimated using a Monte Carlo simulation with the following weighted-average assumptions.

Year ended December 31,	2024	2023
Weighted-average fair value of grant	$8.17	$7.32
Risk-free interest rate(i)	4.46%	4.51%
Expected volatility(ii)	76.28%	63.63%
Expected life of restricted stock units in years(iii)	2.85	2.84
Expected dividend yield	—%	—%

(i)	Represents the continuously compounded semi-annual zero-coupon U.S. treasury rate commensurate with the remaining performance period.
(ii)	Based on historical volatility for the company that is commensurate with the length of the performance period.
(iii)	Represents the remaining life of the longest performance period.
As of December 31, 2024, there was $14.3 million of total unrecognized compensation cost related to outstanding restricted stock and restricted stock units granted under the company’s plans. That cost is expected to be recognized over a weighted-average period of 1.5 years. The aggregate weighted-average grant-date fair value of restricted stock and restricted stock units vested during the years ended December 31, 2024, 2023 and 2022 was $18.5 million, $9.1 million and $17.4 million, respectively.
Common stock issued upon lapse of restrictions on restricted stock and restricted stock units are newly issued shares. In light of its tax position, the company is currently not recognizing any tax benefits from the issuance of stock upon lapse of restrictions on restricted stock and restricted stock units.
Defined contribution and compensation plans U.S. employees are eligible to participate in an employee savings plan. Under this plan, employees may contribute a percentage of their pay for investment in various investment alternatives. The company matches 50 percent of the first 6 percent of eligible pay contributed by participants to the plan on a before-tax basis (subject to IRS limits). The company funds the match with cash. The charge related to the company match for the years ended December 31, 2024, 2023 and 2022, was $6.9 million, $6.6 million and $6.9 million, respectively.
The company has defined contribution plans in certain locations outside the United States. The charge related to these plans was $18.2 million, $16.9 million and $16.6 million, for the years ended December 31, 2024, 2023 and 2022, respectively.
The company has non-qualified compensation plans, which allow certain highly compensated employees and directors to defer the receipt of a portion of their salary, bonus and fees. Participants can earn a return on their deferred balance that is based on hypothetical investments in various investment vehicles. Changes in the market value of these investments are reflected as an adjustment to the liability with an offset to expense. As of December 31, 2024 and 2023, the liability to the participants of these plans was $8.0 million and $7.1 million, respectively. These amounts reflect the accumulated participant deferrals and earnings thereon as of that date. The company makes no contributions to the deferred compensation plans and remains contingently liable to the participants.
Retirement benefits For the company’s more significant defined benefit pension plans, including the U.S. and U.K., accrual of future benefits under the plans has ceased. Management develops the actuarial assumptions used by its U.S. and international defined benefit pension plan obligations based upon the circumstances of each particular plan. The determination of the defined benefit pension plan obligations requires the use of estimates.
The American Rescue Plan Act, which was signed into law in the U.S. in 2021, includes a provision for pension relief that extends the amortization period for required contributions from 7 to 15 years and provides for the stabilization of interest rates used to calculate future required contributions. As a result, the company was not required to make cash contributions to its U.S. qualified defined benefit pension plans in 2024, 2023 and 2022.
In March 2024, the company purchased a group annuity contract, with plan assets, for approximately $192 million to transfer projected benefit obligations related to approximately 3,800 retirees of one of the company’s U.S defined benefit pension plans. This action resulted in a pre-tax settlement loss of $130.1 million for the year ended December 31, 2024.
In March 2023, the company purchased a group annuity contract, with plan assets, for approximately $263 million to transfer projected benefit obligations related to approximately 8,650 retirees of one of the company’s U.S. defined benefit pension plans. This action resulted in a pre-tax settlement loss of $181.0 million for the year ended December 31, 2023.
In November 2023, the company purchased a group annuity contract, with plan assets, for approximately $253 million to transfer projected benefit obligations related to approximately 3,900 retirees of one of the company’s U.S. defined benefit pension plans. This action resulted in a pre-tax settlement loss of $167.2 million for the year ended December 31, 2023.
Retirement plans’ funded status and amounts recognized in the company’s consolidated balance sheets follows:

	U.S. Plans		International Plans
As of December 31,	2024	2023	2024	2023
Change in projected benefit obligation
Benefit obligation at beginning of year	$2,291.7	$2,852.9	$1,715.4	$1,574.6
Service cost	—	—	1.3	1.1
Interest cost	115.9	152.7	68.0	72.3
Plan participants’ contributions	—	—	1.2	1.2
Plan settlement	(192.0)	(516.1)	(2.9)	(4.5)
Actuarial (gain) loss	(58.8)	80.2	(155.0)	67.7
Benefits paid	(216.3)	(278.0)	(91.3)	(80.9)
Foreign currency translation adjustments	—	—	(22.4)	83.9
Benefit obligation at end of year	$1,940.5	$2,291.7	$1,514.3	$1,715.4
Change in plan assets
Fair value of plan assets at beginning of year	$1,817.9	$2,440.1	$1,486.2	$1,444.3
Actual return on plan assets	(32.1)	166.1	(68.6)	18.7
Employer contribution	5.6	5.8	16.3	36.6
Plan participants’ contributions	—	—	1.2	1.2
Plan settlement	(192.0)	(516.1)	(2.9)	(4.5)
Benefits paid	(216.3)	(278.0)	(91.3)	(80.9)
Foreign currency translation adjustments	—	—	(19.4)	70.8
Fair value of plan assets at end of year	$1,383.1	$1,817.9	$1,321.5	$1,486.2
Funded status at end of year	$(557.4)	$(473.8)	$(192.8)	$(229.2)
Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension and postretirement assets	$15.7	$30.7	$9.9	$7.3
Other accrued liabilities	(5.2)	(5.4)	(0.1)	(0.2)
Long-term pension and postretirement liabilities	(567.9)	(499.1)	(202.6)	(236.3)
Total funded status	$(557.4)	$(473.8)	$(192.8)	$(229.2)
Accumulated other comprehensive loss, net of tax
Net loss	$1,418.5	$1,514.2	$1,002.6	$1,037.8
Prior service credit	$(22.2)	$(24.7)	$(42.0)	$(45.0)
Accumulated benefit obligation	$1,940.5	$2,291.7	$1,511.3	$1,712.5
Information for defined benefit retirement plans with an accumulated benefit obligation in excess of plan assets follows:

As of December 31,	2024	2023
Accumulated benefit obligation	$2,964.5	$3,544.3
Fair value of plan assets	$2,191.7	$2,806.2
Information for defined benefit retirement plans with a projected benefit obligation in excess of plan assets follows:

As of December 31,	2024	2023
Projected benefit obligation	$2,967.5	$3,547.2
Fair value of plan assets	$2,191.7	$2,806.2
Net periodic pension expense (income) includes the following components:

	U.S. Plans			International Plans
Year ended December 31,	2024	2023	2022	2024	2023	2022
Service cost(i)	$—	$—	$—	$1.3	$1.1	$1.9
Interest cost	115.9	152.7	114.6	68.0	72.3	39.3
Expected return on plan assets	(125.4)	(178.6)	(189.8)	(88.1)	(84.9)	(77.4)
Amortization of prior service credit	(2.5)	(2.5)	(2.5)	(2.2)	(2.4)	(2.6)
Recognized net actuarial loss	64.3	75.6	125.9	20.9	9.1	37.7
Settlement losses	130.1	348.2	—	0.5	0.7	—
Net periodic pension expense (income)	$182.4	$395.4	$48.2	$0.4	$(4.1)	$(1.1)
(i) Service cost is reported in selling, general and administrative expenses. All other components of net periodic pension expense (income) are reported in other (expense), net in the consolidated statements of income (loss).
Management’s significant assumption used in the determination of the defined benefit pension plan obligations with respect to the U.S. pension plans, is the discount rate. Weighted-average assumptions used to determine net periodic pension expense (income) are as follows:

	U.S. Plans			International Plans
Year ended December 31,	2024	2023	2022	2024	2023	2022
Discount rate	5.70%	6.04%	3.18%	4.24%	4.80%	1.73%
Expected long-term rate of return on assets	7.00%	7.10%	6.50%	4.82%	4.44%	3.88%

Weighted-average assumptions used to determine benefit obligations at December 31 are as follows:
Discount rate	6.09%	5.70%	6.04%	5.10%	4.24%	4.80%
The company’s investment policy targets and ranges for each asset category are as follows:

	U.S.		International
Asset Category	Target	Range	Target	Range
Equity securities	40%	35-45%	1%	0-1%
Debt securities	44%	39-49%	57%	52-62%
Real estate	0%	0%	1%	0-1%
Cash	0%	0-5%	0%	0-0%
Other	16%	11-21%	41%	34-49%
The company periodically reviews its asset allocation, taking into consideration plan liabilities, local regulatory requirements, plan payment streams and then-current capital market assumptions. The actual asset allocation for each plan is monitored at least quarterly, relative to the established policy targets and ranges. If the actual asset allocation is close to or out of any of the ranges, a review is conducted. Rebalancing will occur toward the target allocation, with due consideration given to the liquidity of the investments and transaction costs.
The objectives of the company’s investment strategies are as follows: (a) to provide a total return that, over the long term, increases the ratio of plan assets to liabilities by maximizing investment return on assets, at a level of risk deemed appropriate, (b) to maximize return on assets by investing in equity securities in the U.S. and for international plans by investing in appropriate asset classes, subject to the constraints of each plan’s asset allocation targets, as discussed above, design and local regulations, (c) to diversify investments within asset classes to reduce the impact of losses in single investments, and (d) for the U.S. plans to invest in compliance with the Employee Retirement Income Security Act of 1974 (ERISA), as amended and any subsequent applicable regulations and laws, and for international plans to invest in a prudent manner in compliance with local applicable regulations and laws.
The company sets the expected long-term rate of return based on the expected long-term return of the various asset categories in which it invests. The company considered the current expectations for future returns and the actual historical returns of each asset class. Also, since the company’s investment policy is to actively manage certain asset classes where the potential exists to outperform the broader market, the expected returns for those asset classes were adjusted to reflect the expected additional returns.
In 2025, the company expects to make cash contributions of approximately $92 million to its U.S. and international defined benefit pension plans.
As of December 31, 2024, the following benefit payments are expected to be paid from the defined benefit pension plans:

Year	U.S.	International
2025	$211.0	$89.2
2026	206.5	92.9
2027	201.2	95.7
2028	195.0	97.4
2029	188.0	100.9
2030 - 2034	817.3	514.9
Other postretirement benefits A reconciliation of the benefit obligation, fair value of the plan assets and the funded status of the postretirement benefit plans follows:

As of December 31,	2024	2023
Change in accumulated benefit obligation
Benefit obligation at beginning of year	$60.1	$68.9
Service cost	0.1	0.2
Interest cost	2.3	2.6
Plan participants’ contributions	0.2	0.3
Actuarial gain	(0.8)	(6.9)
Benefits paid	(5.2)	(5.1)
Foreign currency translation and other adjustments	(3.3)	0.1
Benefit obligation at end of year	$53.4	$60.1
Change in plan assets
Fair value of plan assets at beginning of year	$3.2	$5.2
Actual return on plan assets	(0.3)	(2.8)
Employer contributions	5.2	5.6
Plan participants’ contributions	0.2	0.3
Benefits paid	(5.2)	(5.1)
Fair value of plan assets at end of year	$3.1	$3.2
Funded status at end of year	$(50.3)	$(56.9)
Amounts recognized in the consolidated balance sheets consist of:
Other accrued liabilities	$(4.4)	$(4.6)
Long-term pension and postretirement liabilities	(45.9)	(52.3)
Total funded status	$(50.3)	$(56.9)
Accumulated other comprehensive income, net of tax
Net income	$(7.1)	$(7.6)
Prior service cost	0.4	0.6
Net periodic postretirement benefit income includes the following components:

Year ended December 31,	2024	2023	2022
Service cost(i)	$0.1	$0.2	$0.2
Interest cost	2.3	2.6	1.9
Expected return on assets	(0.2)	(0.3)	(0.3)
Amortization of prior service cost (credit)	0.2	(1.3)	(1.4)
Recognized net actuarial gain	(3.0)	(4.0)	(2.2)
Net periodic benefit income	$(0.6)	$(2.8)	$(1.8)
(i) Service cost is reported in selling, general and administrative expenses. All other components of net periodic benefit income are reported in other (expense), net in the consolidated statements of income (loss).
Weighted-average assumptions used to determine net periodic postretirement benefit income are as follows:

Year ended December 31,	2024	2023	2022
Discount rate	5.03%	5.39%	2.70%
Expected return on plan assets	5.50%	5.50%	5.50%
Weighted-average assumptions used to determine benefit obligation at December 31 are as follows:

Year ended December 31,	2024	2023	2022
Discount rate	5.56%	5.03%	5.39%
The company reviews its asset allocation periodically, taking into consideration plan liabilities, plan payment streams and then-current capital market assumptions. The company sets the long-term expected return on asset assumption, based principally on the long-term expected return on debt securities. These return assumptions are based on a combination of current market conditions, capital market expectations of third-party investment advisors and actual historical returns of the asset classes. In 2025, the company expects to contribute approximately $3 million to its postretirement benefit plans.

Assumed health care cost trend rates at December 31,	2024	2023
Health care cost trend rate assumed for next year	8.0%	7.0%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.5%	4.5%
Year that the rate reaches the ultimate trend rate	2036	2033
As of December 31, 2024, the following benefits are expected to be paid from the company’s postretirement plans:

Year	Expected Payments
2025	$5.1
2026	4.5
2027	4.2
2028	4.0
2029	3.8
2030 – 2034	16.5
The following provides a description of the valuation methodologies and the levels of inputs used to measure fair value, and the general classification of investments in the company’s U.S. and international defined benefit pension plans, and the company’s other postretirement benefit plan.
Level 1 – These investments include cash, common stocks, real estate investment trusts, exchange traded funds, futures and options and U.S. government securities. These investments are valued using quoted prices in an active market. Payables, receivables and cumulative futures contracts variation margin received from brokers are also included as Level 1 investments and are valued at face value.
Level 2 – These investments include the following:
Pooled Funds – These investments are comprised of money market funds and fixed income securities. The money market funds are valued using the readily determinable fair value (RDFV) provided by trustees of the funds. The fixed income securities are valued based on quoted prices for identical or similar investments in markets that may not be active.
Commingled Funds – These investments are comprised of debt, equity and other securities and are valued using the RDFV provided by trustees of the funds. The fair value per share for these funds are published and are the basis for current transactions.
Other Fixed Income – These investments are comprised of corporate and government fixed income investments and asset and mortgage-backed securities for which there are quoted prices for identical or similar investments in markets that may not be active.
Derivatives – These investments include forward exchange contracts and options, which are traded on an active market, but not on an exchange; therefore, the inputs may not be readily observable. These investments also include fixed income futures and other derivative instruments.
Level 3 – These investments include the following:
Insurance Contracts – These investments are insurance contracts which are carried at book value, are not publicly traded and are reported at a fair value determined by the insurance provider.
Certain investments are valued using net asset value (NAV) as a practical expedient. These investments may not be redeemable on a daily basis and may have redemption notice periods of up to 120 days. These investments include the following:
Commingled Funds – These investments are comprised of debt, equity and other securities. The NAV is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the funds less their liabilities. This practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV.
Private Real Estate and Private Equity - These investments represent interests in limited partnerships which invest in privately-held companies or privately-held real estate or other real assets. Net asset values are developed and reported by the general partners that manage the partnerships. These valuations are based on property appraisals, utilization of market transactions that provide valuation information for comparable companies, discounted cash flows and other methods. These valuations are reported quarterly and adjusted as necessary at year end based on cash flows within the most recent period.
The following table sets forth by level, within the fair value hierarchy, the plans’ assets (liabilities) at fair value at December 31, 2024.

	U.S. Plans				International Plans
As of December 31, 2024	Fair Value	Level 1	Level 2	Level 3	Fair Value	Level 1	Level 2	Level 3
Pension plans
Equity Securities
Common Stocks	$258.3	$258.3	$—	$—	$0.3	$0.3	$—	$—
Commingled Funds	241.7		241.7
Debt Securities
U.S. Govt. Securities	230.7	230.7
Other Fixed Income	145.4		145.4		246.0		246.0
Insurance Contracts					456.8			456.8
Commingled Funds	100.1		100.1		12.1		12.1
Real Estate
Real Estate Investment Trusts	34.9	34.9
Other
Derivatives(i)	(31.0)	(15.9)	(15.1)		(28.3)		(28.3)
Commingled Funds					13.6		13.6
Pooled Funds	79.5		79.5		14.9		14.9
Cumulative futures contracts variation margin paid to brokers	14.1	14.1
Cash	2.4	2.4			43.4	43.4
Receivables	9.1	9.1			—	—
Payables	(24.4)	(24.4)			—	—
Total plan assets in fair value hierarchy(ii)	$1,060.8	$509.2	$551.6	$—	$758.8	$43.7	$258.3	$456.8
Plan assets measured using NAV as a practical expedient(iii):
Commingled Funds
Debt	$91.7				$172.4
Other	66.0				390.3
Private Real Estate	115.9
Private Equity	48.7
Total pension plan assets	$1,383.1				$1,321.5
Other postretirement plans
Insurance Contracts	$3.1			$3.1
(i) Level 1 derivatives represent unrealized appreciation or depreciation on open futures contracts. The value of open futures contracts includes derivatives and the cumulative futures contracts variation margin paid to or received from brokers.
(ii) As of December 31, 2024, the pension plans assets include approximately $254 million of investments in funds managed by BlackRock, Inc., a related party of the company. Investment management fees paid by the pension plans to BlackRock, Inc. were not material to the consolidated financial statements for the year ended December 31, 2024.
(iii) Investments measured at fair value using NAV as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table for these investments are included to permit reconciliation of the fair value hierarchy to the total plan assets.
The following table sets forth by level, within the fair value hierarchy, the plans’ assets (liabilities) at fair value at December 31, 2023.

	U.S. Plans				International Plans
As of December 31, 2023	Fair Value	Level 1	Level 2	Level 3	Fair Value	Level 1	Level 2	Level 3
Pension plans
Equity Securities
Common Stocks	$361.5	$360.6	$0.9	$—	$—	$—	$—	$—
Commingled Funds	227.9		227.9
Debt Securities
U.S. Govt. Securities	289.8	289.8
Other Fixed Income	245.1		245.1		360.3		360.3
Insurance Contracts					510.6			510.6
Commingled Funds	127.4		127.4		16.1		16.1
Real Estate
Real Estate Investment Trusts	34.6	34.6
Other
Derivatives(i)	89.9	68.1	21.8		(3.4)		(3.4)
Commingled Funds					13.2		13.2
Pooled Funds	80.0		80.0		12.0		12.0
Cumulative futures contracts variation margin received from brokers	(67.4)	(67.4)
Cash	1.6	1.6			37.9	37.9
Receivables	10.8	10.8			—	—
Payables	(19.0)	(19.0)			—	—
Total plan assets in fair value hierarchy(ii)	$1,382.2	$679.1	$703.1	$—	$946.7	$37.9	$398.2	$510.6
Plan assets measured using NAV as a practical expedient(iii):
Commingled Funds
Debt	$102.3				$191.4
Other	96.8				348.1
Private Real Estate	188.9				—
Private Equity	47.7				—
Total pension plan assets	$1,817.9				$1,486.2
Other postretirement plans
Insurance Contracts	$3.2			$3.2
(i) Level 1 derivatives represent unrealized appreciation or depreciation on open futures contracts. The value of open futures contracts includes derivatives and the cumulative futures contracts variation margin received from brokers.
(ii) As of December 31, 2023, the pension plans assets include approximately $227 million of investments in funds managed by BlackRock, Inc., a related party of the company. Investment management fees paid by the pension plans to BlackRock, Inc. were not material to the consolidated financial statements for the year ended December 31, 2023.
(ii) Investments measured at fair value using NAV as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table for these investments are included to permit reconciliation of the fair value hierarchy to the total plan assets.
The following tables set forth a summary of changes in the fair value of the plans’ Level 3 assets for the years ended December 31, 2024 and 2023.

	January 1, 2024	Realized gains (losses)	Purchases or acquisitions	Sales or dispositions	Currency and unrealized gains (losses) relating to instruments still held at December 31, 2024	December 31, 2024
U.S. plans
Other postretirement plans
Insurance Contracts	$3.2	$(0.3)	$0.2	$—	$—	$3.1
International pension plans
Insurance Contracts	$510.6	$—	$6.2	$(31.0)	$(29.0)	$456.8

	January 1, 2023	Realized gains (losses)	Purchases or acquisitions	Sales or dispositions	Currency and unrealized gains (losses) relating to instruments still held at December 31, 2023	December 31, 2023
U.S. plans
Other postretirement plans
Insurance Contracts	$5.2	$(2.8)	$0.8	$—	$—	$3.2
International pension plans
Insurance Contracts	$100.3	$—	$375.6	$(13.8)	$48.5	$510.6
The following table presents additional information about plan assets valued using the net asset value as a practical expedient within the fair value hierarchy table.

	2024				2023
	Fair Value	Unfunded Commit-ments	Redemption Frequency	Redemption Notice Period Range	Fair Value	Unfunded Commit-ments	Redemption Frequency	Redemption Notice Period Range
U.S. plans
Commingled Funds
Debt	$91.7	$—	Daily, Monthly	15-45 days	$102.3	$—	Daily, Monthly	15-45 days
Other	66.0	—	Quarterly	90 days	96.8	—	Monthly, Quarterly	5-90 days
Private Real Estate(i)	115.9	—	Quarterly	60-90 days	188.9	—	Quarterly	60-90 days
Private Equity(ii)	48.7	19.7			47.7	23.3
Total	$322.3	$19.7			$435.7	$23.3
International pension plans
Commingled Funds
Debt	$172.4	$43.4	Never		$191.4	$42.1	Never
Other	390.3	—	Bimonthly	10 days	348.1	—	Bimonthly	10 days
Total	$562.7	$43.4			$539.5	$42.1
(i) Includes investments in private real estate funds. The funds invest in U.S. real estate and allow redemptions quarterly, though queues, restrictions and gates may extend the period. A redemption has been requested from three funds, which have a redemption queue with estimates of full receipt of three to five years.
(ii) Includes investments in limited partnerships, which invest primarily in secondary markets and private credit. The investments can never be redeemed.